Inventories	12 Months Ended
Oct. 31, 2025
Inventories [Abstract]
Inventories
4.	Inventories

Inventories consisted of the following:

	October 31, 2025	October 31, 2024
Raw materials	$2,363,097	$1,568,246
Finished goods	$4,141,664	1,065,369
Total inventories	$6,504,761	$2,633,615

The allowance for inventories obsolescence and NRV written-down were nil as of October 31, 2025 and 2024, respectively.